Litigation	6 Months Ended
Jun. 30, 2018
Litigation
32 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 38 – Litigation in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 38 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF 1.5 billion.
In 2Q18, the Group recorded net litigation provisions of CHF 94 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
Government and regulatory related matters
NYAG litigation
On June 12, 2018, the New York State Court of Appeals ordered the partial dismissal of the complaint filed by the New York Attorney General (NYAG) referencing 64 RMBS issued, sponsored, deposited, and underwritten by Credit Suisse Securities (USA) LLC (CSS LLC) and its affiliates in 2006 and 2007. The Court of Appeals held that the NYAG’s claim pursuant to New York’s Martin Act was time-barred and remanded the action to the Supreme Court of the State of New York (SCNY), New York County for further proceedings on the NYAG’s claim pursuant to New York’s Executive Law.
Civil litigation
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
Individual investor actions
On May 3, 2018, the Washington State Supreme Court granted a petition for review of the dismissal of the action brought by the Federal Home Loan Bank of Seattle against CSS LLC and its affiliates relating to approximately USD 104 million of RMBS at issue.
On July 9, 2018, following a settlement, the Tennessee state court presiding in the action brought by the Tennessee Consolidated Retirement System dismissed with prejudice all claims against CSS LLC relating to approximately USD 24 million of RMBS at issue.
On July 27, 2018, following a settlement, the SCNY presiding in the action brought by Phoenix Light SF Ltd. and affiliated entities dismissed with prejudice all claims against CSS LLC and its affiliates related to approximately USD 281 million of RMBS at issue.
Bank loan litigation
On July 18, 2018, the Bank affiliates filed a request for review by the Texas Supreme Court in the action against Bank affiliates by an entity related to Highland Capital Management LP.
Tax and securities law matters
On May 19, 2014, Credit Suisse AG entered into settlement agreements with several US regulators regarding its US cross-border matters. As part of the agreements, Credit Suisse AG, among other things, engaged an independent corporate monitor that reports to the New York State Department of Financial Services (DFS). As of July 31, 2018, the monitor has concluded both his review and his assignment.
Rates-related matters
Regulatory matters
On July 26, 2018, Credit Suisse Group AG and certain affiliates received a Statement of Objections from the European Commission (Commission), alleging that Credit Suisse engaged in anticompetitive practices in connection with its foreign exchange trading business. The Statement of Objections sets out the Commission’s preliminary views and does not prejudge the final outcome of its investigation.
Civil litigation
LIBOR litigation
In the multi-district litigation before the US District Court for the Southern District of New York (SDNY), on June 15, 2018, plaintiffs in several non-class actions filed amended complaints or filed for leave to amend their currently operative complaints. On July 13, 2018, defendants moved to dismiss the amended complaints and opposed leave to amend.
Foreign exchange litigation
On May 31, 2018, plaintiffs served a motion for class certification in the consolidated class action relating to the alleged manipulation of foreign exchange rates.
On July 10, 2018, the United States Court of Appeals for the Second Circuit issued an order affirming in full the SDNY’s decision to dismiss the putative US Employee Retirement Income Security Act of 1974 (ERISA) class action against Credit Suisse AG and affiliates as well as other defendant financial institutions and denying plaintiffs’ request for leave to amend their complaint.
Mexican government bonds litigation
Credit Suisse AG and affiliates have been named in multiple putative class actions in US federal court alleging a conspiracy among Credit Suisse and other dealer banks to manipulate the Mexican government bond market. These actions have been consolidated in the SDNY and on July 18, 2018 plaintiffs filed their consolidated amended complaint.
OTC trading cases
On May 10, 2018, in the consolidated multi-district litigation relating to interest rate swaps, the SDNY issued an order granting in part and denying in part class plaintiffs’ motion for leave to amend and file a third amended consolidated class action complaint. The SDNY granted plaintiffs’ motion to add a new plaintiff and factual allegations relating to the claims that survived the motion to dismiss, but denied plaintiffs’ attempt to revive the dismissed claims. On May 30, 2018, plaintiffs filed the third amended complaint. On June 14, 2018, a new direct action complaint was filed by swap execution facility trueEx LLC. On June 20, 2018, the trueEx LLC complaint was added to the existing multi-district litigation.
Customer account matters
On July 17, 2018, the High Court of New Zealand dismissed, subject to appeal, a civil liability lawsuit brought against Credit Suisse AG and an affiliate in connection with claims that a former relationship manager in Switzerland had exceeded his investment authority. The same civil liability lawsuit was stayed against a New Zealand incorporated affiliate.
Hiring practices investigation
On May 30, 2018, Credit Suisse (Hong Kong) Limited (CSHKL) entered into a non-prosecution agreement to resolve the investigation of past hiring practices between 2007 and 2013 in the Asia Pacific region by the US Department of Justice (DOJ), under which CSHKL paid a penalty of USD 47 million. No criminal charges were filed and no monitor was required. As part of the agreement, Credit Suisse AG will continue to cooperate with the DOJ, will maintain prescribed standards in its compliance programs and will report to the DOJ on the functioning of its enhanced compliance programs. On July 5, 2018, Credit Suisse Group AG reached a settlement with the US Securities and Exchange Commission to resolve the parallel investigation of the same conduct for USD 29.7 million.
Write-downs litigation
On July 2, 2018, Credit Suisse Group AG and the individual defendants named in the putative class action filed a motion to dismiss the complaint.

Bank
Litigation	31 Litigation > Refer to “Note 32 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 for further information.